Development Properties - Schedule of Development Properties (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Development Properties [Line Items]
Development properties	$ 86,921,711	$ 61,544,287
Land and Land Development [Member]
Schedule of Development Properties [Line Items]
Development properties	32,737,234	44,520,523
Construction in Progress [Member]
Schedule of Development Properties [Line Items]
Development properties	54,184,477	17,023,764
Hotel101-Madrid [Member]
Schedule of Development Properties [Line Items]
Development properties	35,887,083	29,464,537
Hotel101-Niseko [Member]
Schedule of Development Properties [Line Items]
Development properties	35,864,426	17,008,312
Hotel101-Los Angeles [Member]
Schedule of Development Properties [Line Items]
Development properties	$ 15,170,202	$ 15,071,438